Commitments and Contingencies - Schedule of Contractual Obligations (Details) - HKD ($)		Mar. 31, 2025	Sep. 30, 2024
Schedule of Contractual Obligations [Line Items]
Total		$ 17,132,995	$ 14,599,405
Within 1 Year		17,132,995	14,599,405
Within 1-2 Years
Operating lease payment – short-term leases [Member]
Schedule of Contractual Obligations [Line Items]
Total			198,000
Within 1 Year			198,000
Within 1-2 Years
Non-cancellable purchase contracts [Member]
Schedule of Contractual Obligations [Line Items]
Total	[1]	17,132,995	14,401,405
Within 1 Year	[1]	17,132,995	14,401,405
Within 1-2 Years	[1]

[1]	Mainly refers to the target or minimum purchases from vendors pursuant to distributor agreements with certain vendors. The distributor agreements cover the period of 12 months.